Other operating income and expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income and expenses
Use of provisions - Inventory	€ 381
Gain on disposals of assets	309	€ 160
Total other operating income	690	160
Penalties	0	(40)
Disposals of tangible and intangible fixed assets	(24)	(10)
Restructuring expenses	(7,288)
Provisions - Restructuring	(1,126)	(2,159)
Share-based compensation expense	(1,288)
Transaction costs		(1,560)	€ (44)
Tax-exempt donations	(2)
Total other operating expenses	(9,729)	(3,769)	(44)
Other operating income (loss)	€ (9,039)	€ (3,609)	€ (44)